Intangible Assets/Liabilities - Charter Agreements (Details)	12 Months Ended
Dec. 31, 2019 Vessel
At Merger [Member]
FiniteLivedIntangibleAssetsAndLiabilitiesLineItems [Line Items]
Number of vessels related to intangible liabilities	5
Number of vessels related to intangible assets	2
Poseidon Transaction [Member]
FiniteLivedIntangibleAssetsAndLiabilitiesLineItems [Line Items]
Number of vessels related to intangible assets	2